Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue.
Schedule of revenue

	2022	2021	2020
	$’000	$'000	$'000

Lease component	1,534,415	1,233,816	1,026,103
Services component	426,884	345,914	377,046
	1,961,299	1,579,730	1,403,149

Schedule of unsatisfied performance obligation

	2022	2021	2020
	$’000	$'000	$'000

Within one year	418,137	351,071	343,209
1-2 years	386,416	309,861	331,608
2-3 years	309,326	255,791	291,891
3-4 years	288,244	211,615	258,129
4-5 years	276,816	190,018	214,223
After 5 years	1,149,649	858,912	879,294
	2,828,588	2,177,268	2,318,354

Schedule of future minimum receipts of lease component

	2022	2021	2020
	$’000	$'000	$'000

Within one year	1,589,439	1,284,692	1,011,501
1-2 years	1,478,221	1,177,665	981,778
2-3 years	1,194,924	1,083,942	880,316
3-4 years	1,136,303	847,224	801,452
4-5 years	1,098,901	749,839	625,352
After 5 years	4,008,713	2,703,888	2,594,074
	10,506,501	7,847,250	6,894,473